Significant Accounting Policies - Credit Risk and Major Customers (Details) - customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue | Customer concentration | Commercial customer
Concentration Risk [Line Items]
Number of customers	1	1
Concentration risk percentage	41.00%	88.00%
Contract receivables | Credit concentration | Governmental entities
Concentration Risk [Line Items]
Number of customers	2	2
Concentration risk percentage	100.00%	100.00%